Restructuring Charge	12 Months Ended
Dec. 31, 2014
Restructuring and Related Activities [Abstract]
Restructuring Charge
10.	Restructuring Charge

During the year ended December 31, 2014, the Partnership recorded a restructuring charge reimbursement of $0.8 million for the reorganization of the Partnership’s shuttle tanker marine operations, which was completed during 2013. During the year ended December 31, 2014, the Partnership incurred $0.6 million of restructuring charges related to the reflagging of one shuttle tanker which restructuring commenced in January 2014 and was completed in March 2014.

During the years ended December 31, 2013 and 2012, the Partnership recognized restructuring charges of $1.6 million and $0.6 million, respectively, relating to the reorganization of the Partnership’s shuttle tanker marine operations and restructuring charges of $0.4 million and $0.5 million, respectively, relating to the reorganization of the Partnership’s conventional tanker marine operations. The purpose of the restructuring was to create better alignment with its marine operations resulting in a lower cost organization going forward. Both reorganizations were completed in 2013. Under these plans, the Partnership recorded restructuring charges in total of $1.4 million and $0.9 million, respectively, since these plans began in 2012.

During the year ended December 31, 2013, the Partnership incurred $0.6 million of restructuring charges related to the reflagging of one shuttle tanker which commenced in September 2013 and was completed in October 2013.

As of December 31, 2014 and 2013, restructuring liabilities of $nil and $0.7 million, respectively, were recorded in accrued liabilities on the consolidated balance sheets.